Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2014	2013
Basic:
Net income attributable to CNH Industrial N.V.	$100	$111

Weighted average common shares outstanding-basic	1,353	1,223

Basic earnings per share attributable to CNH Industrial N.V. shareholders	$0.07	$0.09

Diluted:
Net income attributable to CNH Industrial N.V.	$100	$111

Weighted average common shares outstanding-basic	1,353	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	6	—

Weighted average common shares outstanding-diluted	1,359	1,223

Diluted earnings per share attributable to CNH Industrial N.V. shareholders	$0.07	$0.09